Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2024	Dec 31 2023
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$128,414	$121,108
Fair value of Egypt gas supply contract derivative [2]	14,341	20,402
Fair value of New Zealand gas supply contract derivative [3]	8,713	—
Financial assets not measured at fair value:
Cash and cash equivalents	891,910	458,015
Trade and other receivables, excluding tax receivable	454,278	514,739
Restricted cash included in other assets	14,305	15,772
Total financial assets [4]	$1,511,961	$1,130,036
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$36,811	$91,653
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	429,737	672,237
Lease obligations, including current portion	818,205	872,120
Long-term debt, including current portion	2,414,935	2,141,801
Land mortgage	27,483	28,014
Total financial liabilities	$3,727,171	$3,805,825
[1]     The Geismar natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3] The New Zealand natural gas supply contract is measured at fair value using an economic model classified within Level 3 of the fair value hierarchy.
[4] The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Schedule of fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2024	Dec 31 2023
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$128,414	$121,108
Fair value of Egypt gas supply contract derivative [2]	14,341	20,402
Fair value of New Zealand gas supply contract derivative [3]	8,713	—
Financial assets not measured at fair value:
Cash and cash equivalents	891,910	458,015
Trade and other receivables, excluding tax receivable	454,278	514,739
Restricted cash included in other assets	14,305	15,772
Total financial assets [4]	$1,511,961	$1,130,036
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$36,811	$91,653
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	429,737	672,237
Lease obligations, including current portion	818,205	872,120
Long-term debt, including current portion	2,414,935	2,141,801
Land mortgage	27,483	28,014
Total financial liabilities	$3,727,171	$3,805,825
[1]     The Geismar natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3] The New Zealand natural gas supply contract is measured at fair value using an economic model classified within Level 3 of the fair value hierarchy.
[4]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,437,286	$2,348,705	$2,156,534	$2,063,661

Schedule of fair value, natural gas forward contracts and cash flow hedges and excluded forward element

As at	Dec 31 2024	Dec 31 2023
Maturities	2025-2032	2024-2032
Notional quantity [1]	310,520	347,190
Notional quantity per day, annualized [1]	50 - 210	50 - 170
Notional amount	$1,048,973	$1,183,319
Net fair value	$89,632	$29,925
1    In thousands of Million British Thermal Units (MMBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2024	Dec 31 2023
Other current assets	$25,760	$470
Other non-current assets	100,683	120,638
Other current liabilities	(14,708)	(60,532)
Other long-term liabilities	(22,103)	(30,651)
Net fair value	$89,632	$29,925
Information regarding the impact of changes in cash flow hedges and cost of hedging reserve in the consolidated statement of comprehensive income is as follows:

For the years ended December 31	2024	2023
Change in fair value of cash flow hedges	$187,921	$(276,619)
Forward element excluded from hedging relationships	(211,132)	(33,837)
	$(23,211)	$(310,456)

Schedule of fair value, level 2 maturity profile
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2024	Dec 31 2023
Within one year	$15,038	$65,034
1-3 years	5,808	17,771
3-5 years	4,330	5,537
More than 5 years	20,459	11,378
	$45,635	$99,720

Schedule of fair value, level 3 inputs and the sensitivities, valuation to changes
The table presents the Level 3 inputs and the sensitivities of the Monte-Carlo model valuation to changes in these inputs:

	Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price volatility (before impact of mean reversion)	35%	+/- 5%	$+/-6 million
Methanol price forecast	$360 - $430 per MT	+/- $25 per MT	$-4/+5 million
Discount rate	7.5%	+/- 1%	$+/-1 million
The table presents the Level 3 inputs and the sensitivities of the economic model valuation to changes in these inputs:

Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
New Zealand forward electricity pricing	$65 - $235 NZD$/MWH	+/- $50 NZD/MWH	$-/+ 0.3 million
Methanol price forecast	$300 - $360 per MT	+/- $25 per MT	$-/+0.3 million
Natural gas availability	Annual estimates based on third party forecasts	+/-10%	$+/- 2 million